Taxation - Schedule of analysis of net deferred tax asset by type (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	$ (22,069)	$ 15,277
Staff compensation and benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	6,965	5,047
GKC acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	(4,925)	(3,323)
Investment fair value adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	(26,336)	(4,236)
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	(541)	(332)
Interest and other deduction limitations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset	$ 2,768	1,257
Net operating loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liability)/asset		$ 16,864